Significant Accounting Policies (Details) - Schedule of liabilities measured at fair value on a recurring basis - Fair Value, Inputs, Level 3 [Member] - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance	$ 8,748,000	$ 1,544,112	$ 977,025
Fair value of warrants issued		192,451	600,469
Changes in Fair value of warrants and capital note	(8,112,118)	7,011,437	(33,382)
Ending Balance	146,975	$ 8,748,000	$ 1,544,112
Allocation of the 8,000,000 warrants FV granted to former Jet CU shareholders to the consolidated statement of shareholders’ equity (deficit) as of September 23, 2021 in exchange for 5,428,572 additional ordinary shares	$ (488,907)